UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21865

Nakoma Mutual Funds
(Exact name of registrant as specified in charter)

8040 Excelsior Drive, Suite 401 Madison, WI 53717
(Address of principal executive offices) (Zip Code)

Daniel Pickett Nakoma Capital Management, LLC 8040 Excelsior Drive, Suite 401 Madison, WI 53717
(Name and address of agent for service)

Registrant's telephone number, including area code: (608) 831-8814
Date of fiscal year end: May 31 Date of reporting period: November 30, 2009

ITEM 1.  Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Nakoma	Mutual Funds Semi-Annual Report November 30, 2009

NAKOMA MUTUAL FUNDS

Table of Contents

Summary of Investments	1
Schedule of Investments and Securities Sold Short	2
Fees and Expense Example	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Additional Notes	14
Approval of Investment Advisory Agreement	14
Additional Information	18

Summary of Investments—November 30, 2009 (Unaudited)

Sector Allocations (% of Net Assets) *

*	Excludes net cash and short-term investments.

The accompanying notes are an integral part of the financial statements.

NAKOMA MUTUAL FUNDS

Schedule of Investments and Securities Sold Short— November 30, 2009 (Unaudited)

COMMON STOCKS–41.7%

Description	Shares	Value

Consumer Discretionary – 6.8%
Diversified Consumer Services – 2.1%
Apollo Group, Inc., Class A (1)	82,100	$4,685,447
Multiline Retail – 1.7%
Kohl’s Corp. (1)	73,800	3,921,732
Specialty Retail – 3.0%
Chico’s FAS, Inc. (1)	152,600	2,147,082
RadioShack Corp.	247,200	4,662,192
		6,809,274
		15,416,453
Consumer Staples – 4.8%
Food & Staples Retailing – 4.8%
CVS Caremark Corp.	189,520	5,877,015
Wal-Mart Stores, Inc.	91,400	4,985,870
		10,862,885

Energy – 1.5%
Oil, Gas & Consumable Fuels – 1.5%
Range Resources Corp.	70,900	3,341,517
Financials – 4.0%
Insurance – 2.6%
Travelers Cos., Inc.	112,500	5,893,875
Real Estate Investment Trusts – 1.4%
Annaly Capital Management, Inc.–REIT	166,300	3,061,583
		8,955,458
Health Care – 7.6%
Health Care Equipment & Supplies – 1.1%
NuVasive, Inc. (1)	77,670	2,520,392
Health Care Providers & Services – 4.0%
LHC Group, Inc. (1)	117,600	3,618,552
Magellan Health Services, Inc. (1)	54,901	2,018,710
UnitedHealth Group, Inc.	119,000	3,411,730
		9,048,992
Life Sciences Tools & Services – 2.5%
Thermo Fisher Scientific, Inc. (1)	120,340	5,683,658
		17,253,042
Industrials – 1.2%
Construction & Engineering – 1.2%
Foster Wheeler A.G. (1)	87,000	2,596,080

Information Technology – 11.9%
Communications Equipment – 6.6%
F5 Networks, Inc. (1)	106,000	4,985,180
Harris Corp.	82,900	3,639,310
Motorola, Inc.	335,800	2,689,758
QUALCOMM, Inc.	81,400	3,663,000
		14,977,248
Electronic Equipment & Instruments – 1.2%
Corning, Inc.	165,800	2,765,544
Semiconductors & Semiconductor Equipment – 1.8%
Veeco Instruments, Inc. (1)	143,800	3,927,178

Description	Shares	Value

Information Technology – continued
Software – 2.3%
Microsoft Corp.	174,400	5,129,104
		26,799,074
Materials – 2.3%
Metals & Mining – 2.3%
AK Steel Holding Corp.	262,000	5,240,000
Utilities – 1.6%
Gas Utilities – 1.6%
EQT Corp.	87,300	3,592,395

TOTAL COMMON STOCKS
(Cost $82,968,984)		94,056,904

EXCHANGE-TRADED FUNDS–5.6%

Market Vectors – Gold Miners ETF (1)	102,000	5,212,904
SPDR Gold Trust (1)	65,600	7,585,984

Total Exchange-Traded Funds
(Cost $10,862,267)		12,798,888

SHORT-TERM INVESTMENTS–57.0%

UMB Bank Money Market
Fiduciary, 0.030% (2)(3)	128,548,243	$128,548,243

Total Short-Term Investments
(Cost $128,548,243)		128,548,243

Total Investments – 104.3%
(Cost $222,379,494)		235,404,035

Segregated Cash with Brokers – 32.1%		72,397,720
Securities Sold Short – (35.9)%		(80,985,030)
Liabilities in Excess of Other Assets – (0.5)%		(1,237,642)
Total Net Assets – 100.0%		$225,579,083

(1)	Non-income producing security.

(2)	Variable rate security; the coupon rate represents the rate at November 30, 2009.

(3)	As of the period ended November 30, 2009, 47,014,398 shares valued at $47,014,398 were held in a segregated account as collateral for securities sold short.

ETF – Exchange-Traded Fund

REIT – Real Estate Investment Trust

Percentages indicated are based on net assets.

The accompanying notes are an integral part of the financial statements.

NAKOMA MUTUAL FUNDS

COMMON STOCKS SOLD SHORT–34.0%

Description	Shares	Value

Consumer Discretionary – 13.1%
Diversified Consumer Services – 1.0%
Weight Watchers International, Inc.	83,300	$2,305,744
Hotels, Restaurants & Leisure – 6.4%
Cheesecake Factory, Inc. (1)	187,300	3,526,859
PF Chang’s China Bistro, Inc. (1)	58,500	1,908,270
Starwood Hotels & Resorts
Worldwide, Inc.	163,400	5,232,068
Tim Hortons, Inc.	123,000	3,635,880
		14,303,077

Household Durables – 0.9%
Ethan Allen Interiors, Inc.	88,530	1,027,833
Mohawk Industries, Inc. (1)	25,780	1,059,043
		2,086,876
Textiles, Apparel & Luxury Goods – 4.8%
Luxottica Group S.p.A.- ADR	69,000	1,718,790
NIKE, Inc., Class B	41,300	2,679,957
Timberland Co., Class A (1)	255,800	4,271,860
Under Armour, Inc., Class A (1)	82,900	2,122,240
		10,792,847
		29,488,544

Health Care – 2.6%
Health Care Equipment & Supplies – 1.7%
Wright Medical Group, Inc. (1)	218,200	3,927,600
Health Care Technology – 0.9%
athenahealth, Inc. (1)	47,000	1,969,300
		5,896,900

Industrials – 5.9%
Machinery – 3.6%
Caterpillar, Inc.	61,900	3,614,341
PACCAR, Inc.	123,700	4,586,796
		8,201,137

Road & Rail – 1.2%
Werner Enterprises, Inc.	147,500	2,752,350
Trading Companies & Distributors – 1.1%
Watsco, Inc.	47,200	2,367,552
		13,321,039

Information Technology – 8.1%
Communications Equipment – 1.1%
Palm, Inc. (1)	236,600	2,581,306
Electronic Equipment & Instruments – 2.2%
AU Optronics Corp. – ADR	134,930	1,410,019
LG Display Co., Ltd. – ADR	87,000	1,218,000
Trimble Navigation, Ltd. (1)	106,600	2,380,378
		5,008,397

Semiconductors & Semiconductor Equipment – 3.2%
Aixtron A.G. – ADR	139,200	5,034,864
Applied Materials, Inc.	176,940	2,178,131
		7,212,995
Software – 1.6%
Autodesk, Inc. (1)	149,800	3,512,810
		18,315,508

Description	Shares	Value

Materials – 4.3%
Metals & Mining – 4.3%
Aluminum Corp. of China, Ltd. – ADR (1)	96,100	2,654,282
Carpenter Technology Corp.	80,000	1,854,400
Reliance Steel & Aluminum Co.	70,400	2,877,952
Worthington Industries, Inc.	190,500	2,230,755
		9,617,389
Total Common Stocks Sold Short
(Proceeds $70,725,184)		76,639,380

EXCHANGE-TRADED FUNDS SOLD SHORT – 1.9%

United States Oil Fund LP (1)	111,000	4,345,650

Total Exchange-Traded Funds Sold Short
(Proceeds $4,243,725)		4,345,650

TOTAL SECURITIES SOLD SHORT
Proceeds $74,968,909		$80,985,030

(1)	Non-income producing security.

ADR – American Depository Receipt

LP – Limited Partnership

Percentages indicated are based on net assets.

The accompanying notes are an integral part of the financial statements.

NAKOMA MUTUAL FUNDS

Fees and Expense Example (Unaudited)

Shareholders of the Fund incur two types of costs: (1) transaction costs and (2) operating costs, including management fees and other Fund expenses. The following Example is intended to help investors understand the operating costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period June 1, 2009 through November 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses for the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Divide your account value by $1,000, then multiply that result by the number in the “Actual” line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to the cost of investing in other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Nakoma Absolute Return Fund	Beginning Account Value (June 1, 2009)	Ending Account Value (Nov. 30, 2009)	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
Actual	$1,000.00	$951.70	2.58%	$12.64

Hypothetical (5% return before expenses)	$1,000.00	$1,012.05	2.58%	$13.03

(1)
This ratio includes the dividend and interest expense from securities sold short. Pursuant to an expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to waive its fees and/or absorb Fund expenses to ensure that the Fund’s total annual fund operating expenses do not exceed 1.99% of the Fund’s average daily net assets (exclusive of acquired fund fees and expenses, and dividend and interest expense on securities sold short) at least through August 31, 2010.

(2)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365. Information shown reflects values using the expense ratios for the period June 1, 2009 through November 30, 2009.

The accompanying notes are an integral part of the financial statements.

NAKOMA MUTUAL FUNDS

Statement of Assets and Liabilities—November 30, 2009 (Unaudited)

NAKOMA ABSOLUTE RETURN FUND

Assets
Investments, at value (cost $222,379,494)	$235,404,035
Deposit at broker for securities sold short	72,397,720
Receivable for investments sold	2,997,415
Receivable for fund shares sold	470,460
Interest and dividends receivable	155,383
Prepaid expenses	41,235
Total assets	$311,466,248

Liabilities
Securities sold short, at value (proceeds of $74,968,909)	80,985,030
Payable for investments purchased	4,226,947
Payable for fund shares redeemed	94,247
Dividends payable on securities sold short	254,516
Interest payable	5,046
Payable to Adviser	274,386
Accrued expenses and other liabilities	46,993
Total liabilities	85,887,165
Net Assets	$225,579,083

Net Assets Consist of
Paid in capital	$244,826,060
Undistributed net investment loss	(2,223,257)
Accumulated net realized loss on investments and securities sold short—net	(24,032,140)
Net unrealized appreciation (depreciation) on:
Investments	13,024,541
Securities sold short	(6,016,121)
Net Assets	$225,579,083

Net assets	$225,579,083
Shares outstanding (no par value, unlimited shares authorized)	11,118,582

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
(NET ASSETS/SHARES OUTSTANDING)	$20.29

The accompanying notes are an integral part of the financial statements.

NAKOMA MUTUAL FUNDS

Statement of Operations—For the Period Ended November 30, 2009 (Unaudited)

NAKOMA ABSOLUTE RETURN FUND

Investment Income
Interest	$30,650
Dividends	773,503
Total investment income	$804,153

Operating Expenses
Investment advisory fees	1,758,424
Fund administration and accounting fees	117,228
Transfer agent fees and expenses	85,412
Federal and state registration fees	33,356
Professional fees	28,821
Custody fees	16,288
Trustees' fees and related expenses	13,912
Reports to shareholders	9,631
Other	14,299
Total operating expenses	$2,077,371
Dividend expense on securities sold short	550,957
Interest expense on securities sold short	400,844
Net expenses	3,029,172

Net Investment Loss	$(2,225,019)

Realized and Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment securities	6,795,081
Securities sold short	(14,742,942)
Change in unrealized appreciation (depreciation) on:
Investment securities	2,438,587
Securities sold short	(4,127,248)
Net Realized/Unrealized Loss on Investments	$(9,636,522)

Net Decrease in Net Assets Resulting From Operations	$(11,861,541)

The accompanying notes are an integral part of the financial statements.

NAKOMA MUTUAL FUNDS

Statements of Changes in Net Assets

NAKOMA ABSOLUTE RETURN FUND

	For the Six Months Ended Nov. 30, 2009	For the Year Ended May 31, 2009
	(Unaudited)
Operations
Net investment loss	$(2,225,019)	$(2,848,139)
Net realized gain (loss) on:
Investment securities	6,795,081	(27,814,581)
Securities sold short	(14,742,942)	17,234,484
Distributions from underlying funds	-	154,236
Change in unrealized appreciation (depreciation) on investments and securities sold short	(1,688,661)	9,622,833
Net decrease in net assets resulting from operations	$(11,861,541)	$(3,651,167)

Capital Share Transactions
Proceeds from shares sold	77,116,697	190,493,968
Amounts paid for shares redeemed	(71,570,702)	(64,350,347)
Net increase in net assets resulting from capital share transactions	5,545,995	126,143,621

Total Increase (Decrease) in Net Assets	$(6,315,546)	$122,492,454

Net Assets
Beginning of period	231,894,629	109,402,175
End of period	$225,579,083	$231,894,629

Accumulated undistributed net investment income (loss)	$(2,223,257)	$1,762

Capital Share Transactions
Shares sold	3,704,111	8,670,000
Shares redeemed	(3,461,958)	(2,958,400)
Net increase from capital share transactions	242,153	5,711,600
Shares outstanding, beginning of period	10,876,429	5,164,829
Shares outstanding, end of period	11,118,582	10,876,429

The accompanying notes are an integral part of the financial statements.

NAKOMA MUTUAL FUNDS
Financial Highlights

Selected Per Share Data for the Period Presented

NAKOMA ABSOLUTE RETURN FUND

	November 30, 2009		May 31, 2009		May 31, 2008		May 31, 2007*
	(Unaudited)

Net Asset Value, Beginning of Period	$21.32		$21.18		$21.19		$20.00

Income From Investment Operations
Net investment income (loss)	(0.20)		(0.26)		(0.16)		0.11
Net realized and unrealized gain (loss) on investments and securities sold short	(0.83	) (1)	0.40	(1)	0.20	(1)	1.11
Total income from investment operations	(1.03)		0.14		0.04		1.22

Less Distributions
Net investment income	-		-		(0.02)		(0.03)
Return of capital	-		-		(0.03)		-
Total distributions	-		-		(0.05)		(0.03)

Net Asset Value, End of Period	$20.29		$21.32		$21.18		$21.19

Total Return (2)	(4.83	)% (3)	0.66%		0.18%		5.95	% (3)(4)

Supplemental Data and Ratios
Net assets, end of period (in thousands)	$225,579		$231,895		$109,402		$16,687
Ratio of expenses to average net assets, excluding dividend and interest
expense on securities sold short, net of waived or recaptured fees	1.77	% (6)	1.86	% (5)	1.99	% (5)	1.99	%(5)(6)
Ratio of dividend and interest expense on securities sold short to average
net assets	0.81	% (6)	0.69%		0.62%		0.46	% (6)
Ratio of expenses to average net assets, including dividend and interest
expense on securities sold short, after waived or recaptured fees	2.58	% (6)	2.55	% (5)	2.61	% (5)	2.45	% (5)(6)
Ratio of expenses to average net assets, before waived or recaptured fees	2.58	% (6)	2.48%		2.57%		5.73	% (6)
Ratio of net investment income (loss) to average net assets, after waived
or recaptured fees	(1.90	)% (6)	(1.79	)% (5)	(0.59	)% (5)	1.41	% (5)(6)
Ratio of net investment income (loss) to average net assets, before waived
or recaptured fees	(1.90	)% (6)	(1.72)%		(0.55)%		(1.87	)% (6)
Portfolio turnover rate-long positions, excluding short positions	58	% (3)	115%		124%		18	% (3)

(1)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period.  It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions in the period.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(3)	Not annualized.

(4)	Represents performance beginning on the first day of security trading (December 18, 2006).

(5)	Reflects the Adviser’s waiver of a portion of its management fees and/or other operating expenses.

(6)	Annualized.

*	Fund commenced operations in August 23, 2006. Fund began investing in line with its investment objectives on December 18, 2006.

The accompanying notes are an integral part of the financial statements.

NAKOMA MUTUAL FUNDS

Notes to Financial Statements—November 30, 2009 (Unaudited)

NOTE 1 – ORGANIZATION MATTERS

The Nakoma Absolute Return Fund (the “Fund”) is a series of Nakoma Mutual Funds (the “Trust”), an open-end, diversified management investment company, organized as a statutory trust in Delaware and registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on August 23, 2006. The Fund commenced investing in line with its investment objectives on December 18, 2006. The investment adviser to the Fund is Nakoma Capital Management LLC (the “Adviser”), which is registered as an investment adviser with the SEC.

The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. The Fund currently offers one class of shares of common stock. The Fund may offer additional classes of shares in the future. Each share represents a proportionate interest in the Fund’s assets. All shares have the same voting and other rights and preferences. The shares have noncumulative voting rights.

The investment objective of the Fund is to seek absolute returns with low volatility independent of equity market conditions. The Fund seeks to implement an “expectations” investment strategy in taking long and short positions in securities. It will invest primarily in equity securities traded in U.S. markets—taking long positions in companies where the Adviser believes operating results will exceed investors’ expectations, and establishing short positions in companies that the Adviser believes will disappoint or as hedged offsets to long positions.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation

Securities and other assets will normally be valued as of the close of regular trading (4:00 P.M. Eastern Time) on each day the New York Stock Exchange (the “NYSE”) is open for trading. Common stocks listed on national securities exchanges are valued at the last sale price on the securities exchange on which such securities are primarily traded or at last sale price on the national securities market. Securities traded on the NASDAQ National Market or the NASDAQ Small Cap Market (collectively, “NASDAQ-traded securities”) are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which there were no transactions and NASDAQ-traded securities for which there is no NOCP are valued at the current bid prices for longs and current asked prices for shorts on such exchanges. Unlisted securities held by the Fund that are not included in the NASDAQ Stock Market are valued at the average of the quoted bid and asked prices in the over-the-counter market.

Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Adviser under procedures established by the Fund’s Board of Trustees (the “Board”). Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Short-term investments maturing in less than 60 days are valued at amortized cost unless the Board determines that this method does not represent fair value, if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. During the period ended November 30, 2009, the Fund did not trade in any securities for which market quotations were not readily available.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Fair Value Measurements. Fair Value Measurements establish a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. Fair Value Measurements are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2007. The Fund adopted Fair Value

NAKOMA MUTUAL FUNDS

notes to financial statements—continued

Measurements effective June 1, 2008. Fair Value Measurements establish a hierarchy that prioritizes the various inputs used in determining the value of the Fund’s investments. The three broad levels of the hierarchy are described below:

●	Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement at Level 3 measurement.

●	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2009:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks*	$94,056,904	$-	$-	$94,056,904
Exchange-Traded Funds	12,798,888	-	-	12,798,888
Short-Term Investments	128,548,243	-	-	128,548,243
Total Investments	$235,404,035	$-	$-	$235,404,035
Common Stocks Sold Short*	76,639,380	-	-	76,639,380
Exchange-Traded Funds Sold Short	4,345,650	-	-	4,345,650
Total Securities Sold Short	$80,985,030	$-	$-	$80,985,030

*All sub-categories within Common Stocks represent Level 1 evaluation status.

The Fund did not hold any Level 2 or Level 3 securities during the period ended November 30, 2009.

    In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through January 29, 2010, the date on which the financial statements were issued.

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Liabilities for securities sold short are reported at fair value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in fair value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Fund’s Statement of Assets & Liabilities. The Fund is liable for any dividends payable on securities while those securities are held short and will also bear other costs, such as charges for the prime brokerage account, in connection with its short positions. These costs are reported as “Dividend expense on securities sold short” and “Interest expense on securities sold short” in the Fund’s Statement of Operations.

NAKOMA MUTUAL FUNDS

notes to financial statements—continued

Cash received from short sales is maintained by the Fund’s prime broker, BNP Paribas Prime Brokerage, Inc. (the “Prime Broker”), and is used to meet collateral requirements. The collateral required is determined daily by reference to the fair value of the short positions. It is included as “Deposit at broker for securities sold short” on the Fund’s Statement of Assets and Liabilities. Segregated cash, cash equivalents, or liquid securities also pledged as collateral that are restricted from use are included on the Fund’s Schedule of Investments, and are held at the custodian per a tri-party agreement between the Fund, the custodian, and the Prime Broker.

The Fund’s deposit at the Prime Broker is exposed to credit risk, as the Prime Broker effects transactions and extends credit pursuant to a prime brokerage agreement. The Adviser attempts to minimize the Fund’s credit risk by monitoring credit exposure and the credit worthiness of the Prime Broker.

Distributions

To avoid federal taxation of the Fund, the Internal Revenue Code of 1986, as amended (the “Code”), requires the Fund to distribute all or substantially all of its net investment company taxable income (generally including, but not limited to, dividends, interest payments with respect to securities loans, short-term capital gains from the sale of stock or securities, and other income derived with respect to the Fund’s investment business) and any net capital gains (generally, the excess of the Fund’s net long-term capital gains over net short-term capital losses) realized on its investments at least annually.  Distributions of the Fund’s net investment company taxable income will generally be taxed as ordinary income.  The Fund will not designate any distribution as a “short-term capital gain” distribution, and any non-U.S. shareholder that would otherwise be able to exclude short-term capital gain from its U.S. taxable income will not be entitled to such an exclusion for any of the Fund’s income from net realized short-term capital gains.  The Fund may designate certain distributions of net investment company taxable income as attributable to “qualified dividend income,” which is currently subject to the reduced rates of taxation applicable to long-term capital gains, provided the shareholder and the Fund meet certain holding period requirements.  However, because the principal investment goal of the Fund is to invest in both long and short positions in equity securities, it is anticipated that a smaller portion of the Fund’s distributions of net investment company taxable income will be qualified dividend income eligible for taxation at long-term capital gain rates (for individuals) than if the Fund invested in only long positions in equity securities.  Distributions of net capital gains are taxed at long-term capital gain rates, regardless of how long you have held shares of the Fund.  Shareholders have two distribution options:  (1) automatic reinvestment of both net investment company taxable income and capital gain distributions in additional shares of the Fund, or (2) both net investment company taxable income and capital gain distributions are paid in cash.

Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that provide general indemnification to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Federal Income Taxes

The Fund intends to comply with the requirements of the Code necessary to qualify as a regulated investment company and to make all requisite distributions of income to its shareholders that will be sufficient to relieve it from all or substantially all federal income taxes. Therefore, no provision has been recorded for federal income or excise taxes.

The character of distributions made during the year from net investment loss or net realized gain may differ from character for federal income tax purposes due to differences in the recognition of income expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

NAKOMA MUTUAL FUNDS

notes to financial statements—continued

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation

The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.

Other

Investment transactions are accounted for on a trade date basis. Dividend income and dividend expense are recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Net realized gains and losses on securities are computed on the basis of specific security lot identifications.

NOTE 3 – INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of long investments, other than short-term securities, for the Fund for the period ended November 30, 2009, were $63,207,849 and $78,207,462, respectively. Proceeds and covers of securities sold short for the Fund for the period ended November 30, 2009, were $57,054,235 and $68,767,619, respectively. There were no purchases or sales of U.S. government securities for the year ended November 30, 2009.

NOTE 4 – INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser

An advisory agreement with the Adviser was in effect during the period ended November 30, 2009. Pursuant to this agreement, the Adviser directs the purchase or sale of investment securities in the day-to-day management of the Fund’s investment portfolio, subject to policies adopted by the Board. The Adviser is also responsible for providing investment research and portfolio management services, and selecting the brokers who execute the Fund’s portfolio transactions.

The Fund pays the Adviser an annual fee equal to 1.50% of the Fund’s average daily net assets, computed and paid monthly according to the terms of the advisory agreement. For the period ended November 30, 2009, the Adviser earned a fee of $1,758,424. Pursuant to a separate expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to waive its fees and/or reimburse expenses of the Fund to ensure that the Fund’s total annual operating expenses do not exceed 1.99% of the Fund’s average daily net assets (exclusive of acquired fund fees and expenses, and dividend and interest expense on securities sold short) through at least August 31, 2010. Under the terms of the expense limitation agreement, the Adviser may request a reimbursement of any advisory fees waived or reduced or payment of expenses made by the Adviser within the previous thirty-six months following the month to which the waiver, reduction or payment related if the Fund’s expenses are less than the above limit agreed to by the Fund for such month. The Board reviews all recoupments. For the period ended November 30, 2009, operating expenses were not subject to a waiver or recoupment.

Officers and Trustees

Certain officers and trustees of the Trust are affiliated with the Adviser. None of these individuals receives a fee from the Trust for serving as an officer or trustee. The fees and expenses of the independent trustees allocated to the Fund are reflected in the Fund’s Statement of Operations. The independent trustees’ remuneration from the Fund totaled $13,912 for the period ended November 30, 2009.

NAKOMA MUTUAL FUNDS

notes to financial statements—continued

NOTE 5 – TAX INFORMATION

At November 30, 2009, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for federal income tax purposes were as follows:

Cost of investments	$222,393,310
Proceeds from securities sold short	$(74,683,291)

Unrealized appreciation	$22,572,013
Unrealized depreciation	(15,863,027)

Net unrealized appreciation (depreciation) on investments and securities sold short	$6,708,986

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

    The tax character of distributions paid during the fiscal year ended May 31, 2009, and the fiscal year ended May 31, 2008, was as follows:

	May 31, 2009	May 31, 2008

Distributions from ordinary income	$-	$67,460
Distributions paid from long-term capital gains	-	-
Return of capital	-	$141,032

Total distributions	$-	$208,492

As of May 31, 2009, the components of accumulated losses on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term gains	-
Tax accumulated earnings	-
Accumulated capital and other losses	(16,014,570)

Unrealized appreciation on investments and securities sold short	8,629,134
Total accumulated losses	$(7,385,436)

    As of May 31, 2009, the Fund had a capital loss carry forward of $13,557,675, of which $987,684 expires on May 31, 2016 and $12,569,991 expires on May 31, 2017.

As of May 31, 2009, the Fund had $2,456,895 of post-October losses, which are deferred until June 1, 2009, for tax purposes. Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

NAKOMA MUTUAL FUNDS

notes to financial statements—continued

NOTE 6 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of November 30, 2009, Charles Schwab & Co., Inc., for the benefit of its customers, owned 25% of the Fund.

NOTE 7 – MARGIN BORROWING AGREEMENT

The Fund has a margin account with its Prime Broker under which the Fund may borrow against the value of its securities, subject to regulatory limitation. Interest is accrued at the federal funds rate plus 0.35%. Interest is accrued daily and paid monthly.

Additional Notes (Unaudited)

NOTE 8 – PROXY VOTING

The Board has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Adviser in accordance with the Proxy Voting Guidelines and Procedures (the “Proxy Policies”) adopted by the Adviser. A description of these Proxy Policies is available (i) without charge, upon request, by calling the Fund toll-free at 1-866-662-5662, and (ii) on the SEC’s website at www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30, 2009, is available (i) without charge, upon request, by calling the Fund toll-free at 1-866-662-5662, and (ii) on the SEC’s website at www.sec.gov.

NOTE 9 – QUARTERLY PORTFOLIO DISCLOSURES

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available (i) without charge, upon request, by calling the Fund toll-free at 1-866-662-5662, (ii) on the SEC’s website at www.sec.gov., and (iii) to review and copy at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Advisory Agreement (Unaudited)

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT FOR THE FUND

The Board of Trustees (the “Board”) of Nakoma Mutual Funds (the “Trust”) met on August 3, 2009 to consider the renewal of the Investment Advisory Agreement between the Trust, on behalf of its initial series, the Nakoma Absolute Return Fund (the “Fund”), and Nakoma Capital Management, LLC, the Fund’s investment adviser (the “Adviser”).  The Board approved the annual renewal of the Investment Advisory Agreement on April 27, 2009, and then met again on August 3, 2009 to re-approve the Agreement so as to align the Agreement’s expiration date with the Board’s annual contract renewal meeting in August.

The Board reviewed and discussed several documents that had been provided prior to the meeting, including the Investment Advisory Agreement, a memorandum provided by outside legal counsel discussing the Board’s fiduciary obligations and factors the Board should assess in considering the renewal of the Investment Advisory Agreement, information in response to a request sent on behalf of the Trustees who are not “interested persons” of the Trust or the

NAKOMA MUTUAL FUNDS

Approval of Investment Advisory Agreement—continued

Adviser (the “Independent Trustees”), within the meaning of the Investment Company Act of 1940, as amended, from the Adviser (including its Form ADV and financial statements), and comparative information about the Fund’s total expense ratio, management fee and performance, and other pertinent information.  The Board also received information periodically throughout the year that was relevant to its Investment Advisory Agreement renewal process, including performance, management fee and other expense information. Based on its evaluation of this information, the Board, including a majority of the Independent Trustees, approved the continuation of the Investment Advisory Agreement for an additional one-year period.

In considering the Investment Advisory Agreement and reaching its conclusions, the Board reviewed and analyzed various factors that it determined were relevant, including the factors set forth below.

Nature, Extent and Quality of Services Provided to the Fund.

The Board considered the nature, extent and quality of services provided by the Adviser, including investment research, portfolio management, supervision of Fund operations and compliance, recordkeeping, reporting to the Board as requested and regulatory matters. The Board concluded that the services provided to the Fund were extensive and high quality in nature and that the Fund was likely to continue to benefit from services provided under the Investment Advisory Agreement.

Investment Performance of the Fund and the Adviser.

The Board reviewed overall investment performance information relating to the Fund and the Adviser.  In considering the investment performance for the Fund, the Board also reviewed information from the Morningstar database regarding the Fund’s performance over various time periods in comparison to its peer group category, long-short funds.  The Board noted that the Fund performed well, when compared to its peer group category over various time periods, and attributed such performance to the high quality services provided by the Adviser.

The Board also considered the Adviser’s quarterly investment management reports and reviews explaining the Fund’s performance, the Adviser’s investment decision process and the investment strategies it employs for the Fund.  After considering all of the information, the Board concluded that, although past performance is not a guarantee of future results, the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

Costs of Services Provided and Profits Realized by the Adviser.

The Board considered the Fund’s management fee and total expense ratio relative to industry averages for comparable long-short funds.  The Board noted that the Fund pays the Adviser a management fee of 1.50% of the Fund’s average daily net assets and that this fee is recorded as revenue on the Adviser’s income statement.  The Board determined that the Fund’s management fee was slightly above, but was within a reasonable range, of the average management fee charged by comparable funds.   The Board also noted that the Adviser has agreed to waive expenses to limit the Fund’s total expense ratio, excluding expenses related to the costs of short sales, to the extent they exceed 1.99% of the Fund’s average daily net assets, and that the Fund’s total expense ratio, net of fee waivers and expense reimbursements, was slightly below the average total expense ratio of comparable funds.  In addition, the Board reviewed profitability information relating to the Adviser, as set forth in the Adviser’s financial statements.  In light of the foregoing, the Board concluded that the Fund’s management fee and total expense ratio were reasonable.

Extent of Economies of Scale as the Fund Grows.

The Board noted that as the assets have grown within the Fund, the Fund’s total expense ratio, excluding expenses related to the costs of short sales, has dropped below the Fund’s 1.99% expense cap limitation and all expenses incurred by the Fund in prior fiscal periods in excess of the 1.99% expense cap limitation that were previously waived by the Adviser have since been recouped by the Adviser.  The Board noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.  The Board noted that shareholders were likely to experience economies of scale in the near future due to the asset growth.

NAKOMA MUTUAL FUNDS

Approval of Investment Advisory Agreement—continued

Benefits Derived from the Relationship with the Fund.

The Board considered the direct and indirect benefits that could be derived by the Adviser from its association with the Fund.  The Board concluded that the benefits the Adviser may receive, such as greater name recognition or increased ability to obtain research or brokerage services, appear to be reasonable, and in many cases may benefit the Fund.

In considering the Investment Advisory Agreement, the Board did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, it was the judgment of the Board and the Independent Trustees that shareholders would receive high quality services at reasonable fees and, therefore, approval of the Investment Advisory Agreement was in the best interests of the Fund.

[THIS PAGE INTENTIONALLY LEFT BLANK]

NAKOMA MUTUAL FUNDS

Additional Information

TRUSTEES AND OFFICERS

Dan Pickett	Chairman, President, Trustee
Marla Ahlgrimm, R.Ph.	Trustee
John Feldt	Trustee
Antonio Mello	Trustee
Tom Poehling	Trustee
Mark Fedenia	VP of Investments, Trustee
Robyn Rannow	Secretary, Treasurer, Chief Compliance Officer, AML Officer

SYMBOL NARFX

ADMINISTRATOR / TRANSFER AGENT / FUND ACCOUNTANT	INVESTMENT ADVISER

UMB Fund Services, Inc. 803 West Michigan Street Milwaukee, Wisconsin 53233	Nakoma Capital Management LLC 8040 Excelsior Drive Suite 401 Madison, Wisconsin 53717 www.nakomacapital.com www.nakomafunds.com

DISTRIBUTOR	LEGAL COUNSEL

UMB Distribution Services, LLC 803 West Michigan Street Milwaukee, Wisconsin 53233 1-866-662-5662	Godfrey & Kahn S.C. 780 North Water Street Milwaukee, WI 53202

CUSTODIAN	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

UMB Bank, n.a. 928 Grand Boulevard 10th Floor Kansas City, Missouri 64106	Cohen Fund Audit Services, Ltd. 800 Westpoint Parkway Suite 1100 Westlake, Ohio 44145-1594

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

The Nakoma Absolute Return Fund is distributed by UMB Distribution Services, LLC.

ITEM 2.  Code of Ethics

Not applicable to semi-annual reports.

ITEM 3.  Audit Committee Financial Expert

Not applicable to semi-annual reports.

ITEM 4.  Principal Accountant Fees and Services

Not applicable to semi-annual reports.

ITEM 5.  Audit Committee of Listed Registrants

Not applicable to semi-annual reports.

ITEM 6.  Investments

(a) Schedule of Investments and Securities Sold Short is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

ITEM 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

ITEM 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end management investment companies.

ITEM 10.  Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11.  Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on his review, such officer has concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to him by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.  Exhibits

(a)	(1)	Code of Ethics. Not applicable to semi-annual reports.

	(2)	Certifications required pursuant to Rule 30a-2(a) and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

	(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end management investment companies.

(b)		Certification pursuant to Rule 30a-2(b) and Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nakoma Mutual Funds

/s/ Daniel Pickett
By: Daniel Pickett
President
Date February 5, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

/s/ Daniel Pickett
By: Daniel Pickett
President
(Principal Executive and Principal Financial Officer)
Date February 5, 2010